TRANSAMERICA FUNDS

Transamerica Multi-Manager Alternative Strategies Portfolio

Supplement to the Prospectus and Summary Prospectus, both as supplemented, and Statement of Additional Information, as amended and restated, of the fund indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of Transamerica Multi-Manager Alternative Strategies Portfolio. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012